CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Thousands	Total	Total Korn Ferry Stockholders' Equity	Common Stock	Retained Earnings	Accumulated Other Comprehensive Loss, Net	Noncontrolling Interest
Beginning balance (in shares) at Apr. 30, 2023			52,269
Beginning balance at Apr. 30, 2023	$ 1,653,005	$ 1,648,071	$ 429,754	$ 1,311,081	$ (92,764)	$ 4,934
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	172,561	169,154		169,154		3,407
Other comprehensive income (loss)	(14,485)	(14,907)			(14,907)	422
Dividends paid to shareholders	(54,391)	(54,391)		(54,391)
Dividends paid to noncontrolling interest	(4,496)					(4,496)
Purchase of stock (in shares)			(1,142)
Purchase of stock	(63,219)	(63,219)	$ (63,219)
Issuance of stock (in shares)			856
Issuance of stock	9,273	9,273	$ 9,273
Stock-based compensation	39,077	39,077	$ 39,077
Ending balance (in shares) at Apr. 30, 2024			51,983
Ending balance at Apr. 30, 2024	1,737,325	1,733,058	$ 414,885	1,425,844	(107,671)	4,267
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	251,076	246,062		246,062		5,014
Other comprehensive income (loss)	20,868	21,428			21,428	(560)
Dividends paid to shareholders	(83,632)	(83,632)		(83,632)
Dividends paid to noncontrolling interest	(3,038)					(3,038)
Purchase of stock (in shares)			(1,539)
Purchase of stock	(106,296)	(106,296)	$ (106,296)
Issuance of stock (in shares)			1,014
Issuance of stock	8,742	8,742	$ 8,742
Stock-based compensation	$ 47,094	47,094	$ 47,094
Ending balance (in shares) at Apr. 30, 2025	51,458		51,458
Ending balance at Apr. 30, 2025	$ 1,872,139	1,866,456	$ 364,425	1,588,274	(86,243)	5,683
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	280,820	277,434		277,434		3,386
Other comprehensive income (loss)	14,300	13,416			13,416	884
Dividends paid to shareholders	(104,645)	(104,645)		(104,645)
Dividends paid to noncontrolling interest	(3,656)					(3,656)
Purchase of stock (in shares)			(2,052)
Purchase of stock	(135,256)	(135,256)	$ (135,256)
Issuance of stock (in shares)			819
Issuance of stock	8,351	8,351	$ 8,351
Stock-based compensation	$ 46,850	46,850	$ 46,850
Ending balance (in shares) at Apr. 30, 2026	50,225		50,225
Ending balance at Apr. 30, 2026	$ 1,978,903	$ 1,972,606	$ 284,370	$ 1,761,063	$ (72,827)	$ 6,297